RELATED PARTIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related parties
Accounts receivable, related parties	$ 11,065	$ 4,488
Accounts payable, related parties	76,980	56,982
Revenues from related parties	15,821	13,481	52,257
Operating expenses incurred on transactions with related parties	148,289	162,316	272,343
MTS Bank, a subsidiary of Sistema
Related parties
Accounts receivable, related parties	4,498	672
Accounts payable, related parties	11,980	15
Revenues from related parties	2,822	657	912
NVision Group, a subsidiary of Sistema
Related parties
Accounts receivable, related parties	4,111	2,736
Accounts payable, related parties	40,499	37,652
Revenues from related parties	3,303	4,218	3,577
Operating expenses incurred on transactions with related parties	35,866	48,023	56,610
Intellect Telecom, a subsidiary of Sistema
Related parties
Accounts receivable, related parties	379	359
Maxima, a subsidiary of Sistema
Related parties
Accounts payable, related parties	10,001	11,986
Operating expenses incurred on transactions with related parties	61,187	81,905	76,158
Sitronics, a subsidiary of Sistema
Related parties
Accounts payable, related parties	5,854	5,063
Other related parties
Related parties
Accounts receivable, related parties	2,077	721
Accounts payable, related parties	8,646	2,266
Revenues from related parties	2,980	2,086	3,915
Operating expenses incurred on transactions with related parties	15,241	10,792	15,584
MTS Belarus, an associated company of the Group
Related parties
Revenues from related parties	6,716	6,520	2,589
Operating expenses incurred on transactions with related parties	13,633	10,516	5,539
Svyazinvest
Related parties
Revenues from related parties			33,869
Operating expenses incurred on transactions with related parties			29,210
Sky Link and subsidiaries
Related parties
Revenues from related parties			7,395
AB Safety, an affiliate of Sistema
Related parties
Operating expenses incurred on transactions with related parties	11,077	10,075	9,267
Elavius, a subsidiary of Sistema
Related parties
Operating expenses incurred on transactions with related parties	11,285
Mediaplanning, a subsidiary of Sistema
Related parties
Operating expenses incurred on transactions with related parties		1,005	59,171
Sistema-Invenchur
Related parties
Operating expenses incurred on transactions with related parties			11,262
Percentage of ownership acquired		100.00%
City Hals
Related parties
Operating expenses incurred on transactions with related parties			$ 9,542